Notional amounts of derivatives (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	₩ 293,456,368	₩ 245,088,318
Trading purpose | Foreign currency related
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	173,976,105	133,434,191
Trading purpose | Foreign currency related | Over the counter
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	173,539,391	132,254,205
Trading purpose | Foreign currency related | Over the counter | Forward contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	139,804,552	100,806,648
Trading purpose | Foreign currency related | Over the counter | Swap contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	31,794,900	30,269,510
Trading purpose | Foreign currency related | Over the counter | Option contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	1,939,939	1,178,047
Trading purpose | Foreign currency related | Exchange traded | Futures contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	436,714	1,179,986
Trading purpose | Interest rates related
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	90,124,560	85,751,116
Trading purpose | Interest rates related | Over the counter
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	31,522,489	30,579,249
Trading purpose | Interest rates related | Over the counter | Swap contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	31,228,489	30,269,249
Trading purpose | Interest rates related | Over the counter | Option contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	294,000	310,000
Trading purpose | Interest rates related | Exchange traded
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	58,602,071	55,171,867
Trading purpose | Interest rates related | Exchange traded | Swap contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	56,862,374	53,625,962
Trading purpose | Interest rates related | Exchange traded | Futures contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	1,739,697	1,545,905
Trading purpose | Credit related | Over the counter | Swap contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	3,094,077	2,443,609
Trading purpose | Equity related
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	9,134,642	9,218,693
Trading purpose | Equity related | Over the counter
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	5,795,676	5,453,731
Trading purpose | Equity related | Over the counter | Option contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	645,709	1,230,635
Trading purpose | Equity related | Over the counter | Swap and forward contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	5,149,967	4,223,096
Trading purpose | Equity related | Exchange traded
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	3,338,966	3,764,962
Trading purpose | Equity related | Exchange traded | Futures contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	630,409	526,913
Trading purpose | Equity related | Exchange traded | Option contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	2,708,557	3,238,049
Trading purpose | Commodity related
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	1,313,119	1,058,918
Trading purpose | Commodity related | Over the counter
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	1,067,368	936,524
Trading purpose | Commodity related | Over the counter | Option contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	4,780	4,880
Trading purpose | Commodity related | Over the counter | Swap and forward contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	1,062,588	931,644
Trading purpose | Commodity related | Exchange traded | Futures contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	245,751	122,394
Hedging purpose
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	15,813,865	13,181,791
Hedging purpose | Foreign currency related | Forward contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	1,522,306	1,227,354
Hedging purpose | Foreign currency related | Swap contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	4,143,828	3,866,015
Hedging purpose | Interest rates related | Swap contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	₩ 10,147,731	₩ 8,088,422